UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
2031 West 141st Terrace, Suite 119
Leawood, KS 64224

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2010

Item #1. Reports to Stockholders.

INDEX	Sector Rotation Fund (formerly the Navigator Fund)

Dear Fellow Shareholder:

As of September 30, 2010 the Sector Rotation Fund (formerly the Navigator Fund) (the “Fund”) has a net unrealized gain of $753,548 since inception.   As the president of the investment adviser to the Fund and the Fund’s lead portfolio manager, I would like to comment on where much of this gain came from.

During the same period, the Fund made four purchases of Streettracks Gold Trust – ETF (Symbol: GLD).  The first purchase was on February 4, 2010 of 2,500 shares at $104.48.  On an aggregate, the Fund purchased 6,000 shares at a cost of $671,658.  The September 30, 2010 portfolio value of GLD was $767,460, for an unrealized gain of $95,802.  Adding to the Fund’s precious metal holdings, the Fund purchased 45,000 shares of iShares Silver Trust (Symbol: SLV) at a cost of $819,040.  The September 30, 2010 value was $958,950, for an unrealized gain of $139,911.

The Fund made ten separate purchases of iShares S&P Small Cap 600 Fund (Symbol: IJR) totaling $1,317,350. The unrealized gain as of the period end $41,720.  Finally, the Fund invested in 38,000 shares of ProShares Ultra S&P 500 (Symbol: SSO). This investment has resulted in a net unrealized gain of $160,253.

One trade of particular importance was a buy-stop order that was placed only days before the 1,000 point flash crash.  The order to buy ProShares UltraPro Short S&P 500 (Symbol: SPXU) was triggered by the flash crash, and the position was sold the same day for an $11,049 gain.

The Fund's total return from inception (December 30, 2009) through September 30, 2010 was 0.20%.  Because this is a new fund, the Fund's total assets first reached a level that allowed the portfolio to be invested in the proper asset classes on January 19, 2010.  The Fund's benchmark, the S&P 500, was up 2.34% over the entire period (December 30, 2009 through September 30, 2010).  However, the S&P 500 was up 2.19% from December 30, 2009 through January 19, 2010 - the period during which there were not sufficient assets in the Fund to appreciate with the markets.

The U.S. Federal Reserve Board made no shift in monetary policy at its September 21 meeting, keeping the benchmark federal funds rate target near zero, but the policymakers inched closer to bolstering the sluggish U.S. economy by saying they stand ready to provide more support if necessary. This does not surprise us, given that the country’s economic problems linger.

Technically, the recession is over. The National Bureau of Economic Research, which declares such things, announced in September that it has pegged June 2009 as the end of the slump. It is also worth mentioning that recent economic data has firmed up more than we expected, which helps alleviate fears of the dreaded double-dip recession, but that does not mean the U.S. economic recovery is shifting into higher gear. In fact, lingering headwinds from the financial crisis appear to be holding back the recovery.

Specifically, the housing market remains weak and credit conditions remain tight. Companies are cautious, so they are not hiring, and consumers are cautious, so they are not spending. This is all a vicious cycle which is delaying the normal venting of pent-up demand that typically fuels economic recoveries.

Moreover, depressing new data from the Census Bureau shows that the number of Americans living in poverty rose by nearly 4 million to 43.6 million in 2009, the largest figure in the 51 years for which poverty estimates are available. That puts the official poverty rate at 14.3%, or one in seven Americans, the highest proportion of the population since 1994.

Housing market

The housing market, which has often been at the vanguard of past economic recoveries, has improved, but it is restrained by an overhang that is likely to prevent a vigorous recovery anytime soon. We believe the data tell this story very clearly.

On one hand, new home construction surged 10.5% in August to a seasonally adjusted annual rate of 598,000 (the highest level since April), according to the Commerce Department. Pulling up the data was a 32% increase in the condominium and apartment market, which makes up a small portion of the entire housing market; single-family homes, which represented about 73 percent of the market in August, grew at just around 4%. And while housing starts are now up 25% from their bottom in April 2009, they are a full 74% below their peak in January 2006.

Sales of previously occupied homes did rise in August, by 7.6% to a seasonally adjusted annual rate of 4.13 million, according to the National Association of Realtors. August was still the second-worst month for home sales in 15 years, coming in just behind July. The median sale price was up just 0.8% over its level a year ago.

Sales of new homes were flat in August at a 288,000 unit annual rate, according to the Commerce Department. That was worse than expected by analysts polled by Reuters, who had forecast new home sales rising to a 290,000 pace unit annual rate. If there is a silver lining, it is that the supply of houses on the market tumbled to the lowest level in 42 years.

This may not be the case for long. Banks foreclosed on a record number of properties in August, 95,364, according to RealtyTrac. That topped the July 2010 record by 3%, and drove the foreclosure number up by 25% for the year. This is likely to get worse; RealtyTrac sees a record 1.2 million foreclosures this year, up from just under 1 million last year. To put that in context, in 2005, before the housing market corrected, banks only foreclosed on around 100,000 homes.

Slow sales and increased foreclosures are likely to keep a glut of housing inventory on the market, and that can hold back new home construction and keep prices low, all of which is bad for this important segment of the economy. Builders seem to know this all too well. The National Association of Home Builders said the index of builders' sentiment, which has been at its lowest level since March 2009 for two straight months, was unchanged in September.

Labor market

The labor market also tells a mixed story. According to the Labor Department, it picked up in August. Companies added 67,000 jobs to their payrolls during the month, better than the 44,000 economists had forecast. This marked the eighth straight month that companies added jobs (which followed nearly two straight years of job losses).

That may sound like good news, but you also have to look at how many jobs were cut, 114,000 temporary census workers and 7,000 private-sector workers. When you add those losses to the gains, the net total of jobs lost or gained in August was negative 54,000. The end result was that the unemployment rate rose from 9.5% in July to 9.6% in August.

So, despite the fact that the labor market has been generating new jobs, it has been doing so at a pace that is nowhere near close to what is needed to make up for the huge losses during the economic downturn in 2008 and 2009.

In fact, somewhere around 150,000 jobs must be created every month just to keep up with the pace of population growth, so even if you factor in the 700,000 or so jobs created so far this year, total employment is still 7.6 million jobs below where it was at the start of the financial crisis.

That means few economists are forecasting any significant improvement in the labor market through the rest of the year. Even if job growth continues to improve, it will likely take years to recoup the net loss of 8.4 million jobs in 2008 and 2009.

Consumer spending

With a labor market like that, it is no surprise consumers are not spending as much as they need to in order to get the economy back on track. By a number of measures, consumers have increased their spending after retrenching in 2008 and 2009. For example, the Commerce Department reported that consumer spending rose 0.4% in July, the highest since a 0.5% rise in March. It also reported that retail sales rose by 0.4% August (the second straight monthly increase and the biggest gain since March).

The rebound has been modest, without the typical surge in durable goods, which are a leading indicator of manufacturing health. New orders for durable goods fell by 1.3% in August, according to a new report from the Commerce Department. That was the largest amount in a year, and much lower than analysts had expected. The good news is that excluding transportation (such as aircraft), orders for durable goods rose by a more-than-expected 2.0%.

Putting it all together

Despite the bad news, we do not expect the nascent economic recovery to fizzle, primarily because we have already seen big cuts in the areas that typically drive an economy into recession (housing, durable goods, business investment and labor). In our opinion, these areas are not likely to fall even further; they are more likely to improve, albeit slowly.

The Conference Board’s gauge of future economic activity appears to agree with us. The index, which had grown steeply starting in April 2009, but leveled off over the summer as economic growth slowed, rose a modest but better-than-expected 0.3% in August after rising just 0.1% in July.

We feel it will likely take a while for the economic recovery to become firmly entrenched, perhaps into 2011 and 2012.

As for the Fed, despite the policymakers’ comments on September 21, we think the “wait-and-see” camp is likely to prevail, at least for now. If the economic recovery does not show clear signs of strengthening by the end of 2010 or the beginning of 2011 (especially if inflation or deflation expectations change), we think the Fed will resume its large-scale purchase of assets in an attempt to bring down longer-term interest rates.

Mark A. Grimaldi
Fund Manager

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2010 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:
The S&P 500: An unmanaged index of 500 large-cap domestic stocks that is commonly used as a proxy for the large-cap stock market. Historically, the index has targeted a composition of 400 industrial companies, 40 financial companies, 40 utility companies, and 20 transportation companies. The index does not contain real estate investment trusts. Changes in the index composition may be made at any time. Performance numbers for the index are a size-weighted average of the performance numbers for each index constituent.

COMPARISON OF $10,000 INVESTMENT IN
SECTOR ROTATION FUND (formerly the Navigator Fund)
NO LOAD SHARES VS. S&P 500 INDEX
$12.50
$12.00
$11.50
$11.00
$10.50
$10.00
$9.50
$9.00
$8.50
$8.00
$7.50
$7.00
Thousands
$10,234
$10,020
Past performance is not predictive of future performance.
12/30/2009
3/31/2010
6/30/2010
9/30/2010
SECTOR ROTATION FUND
S&P 500

No Load Shares

Return Since Inception
12-30-09 to 9-30-10*

Sector Rotation Fund (formerly the Navigator Fund)	0.20%
S&P 500	2.34%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

S&P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

SECTOR ROTATION FUND (formerly the Navigator Fund)
SCHEDULE OF INVESTMENTS
September 30, 2010
Number of Shares	Security Description	% of Net Assets	Fair Value

	EXCHANGE-TRADED FUNDS	84.66%

	ALTERNATIVE INVESTMENTS	1.98%
13,000	The IQ Hedge Multi-Strategy Tracker		$ 361,010

	CONSUMER	5.05%
33,000	Consumer Staples Select Sector SPDR Fund		919,710

	FIXED INCOME	16.59%
12,000	iShares iBoxx $ High Yield Corporate Bond Fund		1,076,280
7,225	iShares Barclays US Treasury Inflation Protected Securities Fund		787,742
5,000	ProShares UltraShort 20+ Year Treasury*		156,250
25,000	SPDR Barclays Capital High Yield Bond		1,000,250
			3,020,522

	INTERNATIONAL	7.81%
10,000	iShares MSCI Canada Index Fund		280,300
10,000	iShares MSCI Japan Index Fund		98,850
10,000	iShares MSCI Switzerland Index Fund		228,200
15,000	ProShares Short MSCI EAFE *		814,260
			1,421,610

	LARGE CAP	28.30%
21,000	PowerShares QQQ NASDAQ 100		1,030,680
38,000	ProShares Ultra S&P 500		1,495,680
23,000	SPDR S&P 500 ETF Trust		2,624,760
			5,151,120

	MID CAP	5.32%
11,000	iShares S&P MidCap 400 Growth Index Fund		969,100

	REAL ESTATE	4.86%
17,000	Vanguard REIT ETF		885,360

	SMALL CAP	10.44%
23,000	iShares S&P SmallCap 600 Index Fund		1,359,070
17,000	ProShares Ultra Russell 2000		540,260
			1,899,330

	UTILITIES:	4.31%
25,000	Utilities Select Sector SPDR		$ 783,750

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost: $14,893,676)	84.66%	15,411,512

	COMMODITIES

	COMMODITIES	9.49%
45,000	iShares Silver Trust *		958,950
6,000	SPDR Gold Trust*		767,460
			1,726,410

	TOTAL COMMODITIES	9.49%	1,726,410
	(Cost: $1,490,698)

	MONEY MARKET FUND
1,870,384	Fidelity Treasury Fund 0.025%**	10.27%	1,870,384
	(Cost: $1,870,384)

	TOTAL INVESTMENTS
	(Cost: $18,254,758 )	104.42%	19,008,306
	Other assets, net of liabilities	(4.42%)	(805,032)
	NET ASSETS	100.00%	$ 18,203,274

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding that date of the Fund's related balance sheet)

** Effective 7 day yield

See Notes to Financial Statements.

SECTOR ROTATION FUND (formerly the Navigator Fund)
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2010

ASSETS
Investments at fair value (identified cost of $18,254,758) (Note 1)	$ 19,008,306
Receivable for capital stock sold	28,222
Dividends receivable	16,192
Interest receivable	55
Due from advisor	10,597
Deferred offering costs	4,394
Prepaid expenses	27,664
TOTAL ASSETS	19,095,430

LIABILITIES
Payable for securities purchased	878,010
Payable for capital stock redeemed	8,993
Accrued administration, accounting and transfer agent fees	2,810
Accrued custody fees	2,343
TOTAL LIABILITIES	892,156

NET ASSETS	$ 18,203,274

Net Assets Consist of:
Paid-in-capital applicable to 1,815,975 $0.001 par value shares of
beneficial interest outstanding, unlimited number authorized	$ 17,814,900
Accumulated net realized gain (loss) on investments	(365,174)
Net unrealized appreciation (depreciation) of investments	753,548
Net Assets	$ 18,203,274

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE

No Load Shares
($18,203,274 / 1,815,975 shares outstanding)	$ 10.02

See Notes to Financial Statements

SECTOR ROTATION FUND (formerly the Navigator Fund)
STATEMENT OF OPERATIONS

For the period December 31, 2009* to September 30, 2010

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $4)	$ 162,505
Interest	671
Total investment income	163,176

EXPENSES
Investment management fees (Note 2)	106,073
Recordkeeping and administrative services (Note 2)	26,499
Accounting fees (Note 2)	15,012
Custodian fees	4,287
Transfer agent fees (Note 2)	21,731
Professional fees	29,064
Filing and registration fees	10,618
Trustee fees	1,400
Compliance fees	6,000
Shareholder servicing and reports	12,174
Organizational expenses	9,585
Offering expenses	12,990
Other	18,559
Total expenses	273,992
Fee waivers and reimbursed expenses (Note 2)	(98,971)
Net expenses	175,021
Net investment income (loss)	(11,845)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(365,174)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	753,548
Net realized and unrealized gain (loss) on investments	388,374

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 376,529

*Commencement of operations

See Notes to Financial Statements

SECTOR ROTATION FUND (formerly the Navigator Fund)
STATEMENTS OF CHANGES IN NET ASSETS

For the period
December 31, 2009* to
September 30, 2010
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (11,845)
Net realized gain (loss) on investments	(365,174)
Change in net unrealized appreciation	753,548
Increase (decrease) in net assets from operations	376,529

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold	19,105,132
Shares redeemed	(1,278,387)
Increase (decrease) in net assets from capital stock transactions	17,826,745

NET ASSETS
Increase (decrease) during period	18,203,274
Beginning of period	-
End of period (including undistributed net investment income (loss) of $-)	$ 18,203,274

*Commencement of operations

See Notes to Financial Statements

SECTOR ROTATION FUND (formerly the Navigator Fund)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	No Load Shares

	For the period
	December 31, 2009* to
	September 30, 2010

Net asset value, beginning of period	$ 10.00
Investment activities
Net investment income (loss) (B)	(0.01)
Net realized and unrealized gain
(loss) on investments	0.03
Total from investment activities	0.02

Net asset value, end of period	$ 10.02

Total Return	0.20%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net	1.65%	**
Net investment income (loss)	(0.11%)	**
Portfolio turnover rate	457.43%	***
Net assets, end of period (000's)	$ 18,203

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.93%** for the period December 31, 2009* to September 30, 2010.
The ratios reflect the effect of the management fee waivers and reimbursement of expenses.
These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.
(B) Calculated using the average shares method

See Notes to Financial Statements

SECTOR ROTATION FUND (formerly the Navigator Fund)
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2010

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Sector Rotation Fund (the “Fund”), formerly the Navigator Fund, is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares in separate series and issue classes of shares of any series or divide shares of any series into two or more classes.  The Fund commenced operations December 31, 2009 as a series of WFT.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.  The Fund currently offers No Load shares.

The Fund seeks to achieve capital appreciation.  Under normal circumstances, the Fund invests in Exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchange, or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”).  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$15,411,512	-	-	$15,411,512
Commodities	1,726,410	-	-	1,726,410
Money Market Fund	1,870,384	-	-	1,870,384
	$19,008,306	-	-	$19,008,306

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.  The Fund held no Level 3 securities at any time during the period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.  Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for the open tax year, 2009, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.  During the period ended September 30, 2010, the Fund did not incur any interest or penalties.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  For the period December 31, 2009 (commencement of operations) through September 30, 2010, the Fund increased undistributed net investment income (loss) and decreased paid-in-capital by $11,845.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Navigator Money Management, Inc. (“the Advisor”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  For the period December 31, 2009* through September 30, 2010, the Advisor earned $106,073, waived $60,966 in advisory fees and reimbursed expenses of $38,005.

In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2012 so that the ratio of total annual operating expenses is limited to 1.65% of No Load Shares’ average net assets.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or  reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any  reimbursement  previously  paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of September 30, 2010 was $98,971 and will expire September 30, 2013.  The recovery of any amounts is limited to situations where the repayment would not  cause the Fund’s ratio of total annual operating expenses to exceed 1.65%.

 First Dominion Capital Corp.  (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the period December 31, 2009* through September 30, 2010, FDCC received no commissions from the sale of Fund shares.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  CSS earned $26,499 for its services for the period December 31, 2009* through September 30, 2010.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $21,731 for its services for the period December 31, 2009* through September 30, 2010.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $15,012 for its services for the period December 31, 2009* through September 30, 2010.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.  They receive no compensation from the Fund.

*Commencement of operations.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period December 31, 2009* through September 30, 2010 aggregated $69,197,207 and $52,447,659, respectively.  There were no purchases or sales of U.S. Government securities during the period.

*Commencement of operations.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are recorded on the ex-dividend date and are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.  There were no distributions paid during the period December 31, 2009* through September 30, 2010.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Period
December 31, 2009*
To
September 30, 2010

Unrealized appreciation (depreciation)	$388,374

The difference between components of distributable earnings on a book and tax basis is attributable primarily to the deferral of losses on wash sales and post-October losses of $217,880.

Cost of securities for Federal Income tax purposes is $18,619,932 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 790,060
Gross unrealized depreciation	(401,686)
Net unrealized appreciation (depreciation)	$ 388,374

*Commencement of operations.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the Fund shares were:

	No Load Shares Period December 31, 2009* through September 30, 2010
	Shares	Value
Shares sold	1,946,723	$19,105,132
Shares redeemed	(130,748)	(1,278,387)
Net increase (decrease)	1,815,975	$17,826,745

* Commencement of operations.

NOTE 6 – ORGANIZATIONAL AND OFFERING EXPENSES

Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business.  Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds.  These expenses have been assumed by the Fund.  The organizational expense was expensed as incurred while the offering expenses are being amortized over twelve months.

NOTE 7 – LEGAL MATTERS

On August 18, 2010, Clark Capital Management, Inc. (“CCM”), an investment adviser, filed suit against Navigator Money Management, Inc. (“NNM”), the investment adviser to the Fund.  In that suit, CCM named the Fund, but not WFT, as a party.  CCM demanded that NMM cease immediately from the use of the term “Navigator.”  CCM’s demand was based on various intellectual property right claims to the term, “Navigator.” The time for a response to the CCM claim has been extended in the courts on several occasions as the parties pursued settlement negotiations.  In November, 2010, NNM and CCM reached a settlement agreement in which NNM would cease using the name “Navigator” and would pay nominal legal expenses of CCM in settlement of the suit.  The Fund has no financial obligation under this settlement agreement; however, the Fund has incurred legal fees in the period ended September 30, 2010 in the amount of $11,865 relating to this matter.  Additionally,  the  name  of  the  Fund  was  officially  changed  to  the  Sector  Rotation  Fund effective
November 29,  2010 pursuant to the settlement agreement.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Sector Rotation Fund (formerly the Navigator Fund)
(World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Sector Rotation Fund, (the “Fund”), a series of the World Funds Trust, as of September 30, 2010, and the related statements of operations and changes in net assets, and financial highlights for the period December 31, 2009 (commencement of operations) through September 30, 2010.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of  the Sector Rotation Fund as of September 30, 2010, and the results of its operations, the changes in its net assets, and the financial highlights for the period December 31, 2009 (commencement of operations) through September 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
November 29, 2010

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Year Born	Position(s) Held with the Trust and Tenure	Number of Funds in Trust Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Trustee or Officer and Number of Funds in the Complex Overseen
Interested Trustees:
* John Pasco III 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Interested Trustee, Chairman, President, since June, 2010	2
President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust's Administrator ; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust's underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust's Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.  Mr. Pasco is a Certified Public Accountant.
				The World Funds, Inc. – 4 Funds; American Growth Fund, Inc. – 1 Fund.
Non-Interested Trustees:
Anthony J. Hertl 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1950)	Independent Trustee, since June, 2010	2
Consultant to small and emerging businesses since 2000.  Retired in 2000 as Vice President of Finance and Administration of Marymount  College, Tarrytown, NY where he served in this capacity for four years.  Mr. Hertl is a Certified Public Accountant.

Northern Lights Fund Trust – 64 Funds;
Northern Lights Variable Trust – 48 Funds;
AdviserOne Funds – 10 Funds;
The India Select Fund – 1 Fund;
Global Real Estate Investments – 1 Fund;
Satuit Capital Management Trust – 1 Fund.

David J. Urban 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1955)	Independent Trustee, since June, 2010	2	Virginia Commonwealth University- Professor of Education since 1989	None

Non-Interested Trustees (continued)
Mary Lou H. Ivey 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1958)	Independent Trustee, since June, 2010	2
Accountant, Harris, Hardy & Johnstone, P.C., Certified Public Accountants, since 2008;  Accountant, Wildes, Stevens & Brackens & Co., Certified Public Accountants, from 2007 to 2008;  Accountant, Martin, Dolan & Holton, Ltd.,  Certified Public Accountants, from 1997 to 2007.
				None
Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Treasurer, since June, 2008	2	Managing Director of Fund Operations, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	None
Lauren Jones 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1982)	Secretary, since December , 2009	2	Relationship Manager, Commonwealth Shareholder Services, Inc. since 2006. Account Manager, Insider NYC, an Event Planning firm, from 2004 to 2005.	None
David D. Jones, Esq. 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	2	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	Penn Street Funds, Inc. – 1 Fund.

SECTOR ROTATION FUND (formerly the Navigator Fund)

SUPPLEMENTAL INFORMATION continued (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-628-4077 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-628-4077 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SECTOR ROTATION FUND (formerly the Navigator Fund)

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2010 and held for the six months ended September 30, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

No Load Shares	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 through September 30, 2010
Actual	$1,000	$992.08	$8.24
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.34

* - Expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Navigator Money Management, Inc.
    1207 Route 9, Suite 10
    Wappingers Falls, New York 12590

Distributor:

First Dominion Capital Corp.
    8730 Stony Point Parkway, Suite 205
    Richmond, Virginia 23229

Independent Auditors:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Sector Rotation Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
    8730 Stony Point Parkway, Suite 205
    Richmond, Virginia 23235
    (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information,
and for information on any series of World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

Annual Report to Shareholders

SECTOR ROTATION FUND (formerly the Navigator Fund)

A series of
World Funds Trust
A “Series” Investment Company

For the Period December 31, 2009* through
September 30, 2010

*Commencement of operations was December 31, 2009.

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2010 and $0 for 2009.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0  for 2010 and $0 for 2009.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2010 and  $0 for 2009.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2010 and $0 for 2009.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           100%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2010 and $0 for 2009..

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: December 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: December 9, 2010

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: December 9, 2010

* Print the name and title of each signing officer under his or her signature.